Annual Total Returns (Vanguard European Stock Index Fund - Investor Shares Retail) (Vanguard European Stock Index Fund, Vanguard European Stock Index Fund - Investor Shares)	12 Months Ended
Oct. 31, 2014
Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Investor Shares
Annual Total Return
2014	(6.67%)
2013	24.70%
2012	20.80%
2011	(11.60%)
2010	4.91%
2009	31.91%
2008	(44.73%)
2007	13.82%
2006	33.42%
2005	9.26%